EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock FundsSM BlackRock International Opportunities Portfolio Investor and Institutional Shares SUMMARY PROSPECTUS | JANUARY 29, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	BlackRock International Opportunities Portfolio Ticker Symbol

Investor A Shares	BREAX

Investor B Shares	BREBX

Investor C Shares	BRECX

Institutional Shares	BISIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Summary Prospectus

Key Facts About BlackRock International Opportunities Portfolio

Investment Objective

The investment objective of BlackRock International Opportunities Portfolio (“International Opportunities” or the “Fund”), one portfolio of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of International Opportunities. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”). More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 46 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-56 of the Fund’s statement of additional information.

Shareholder Fees	Investor A	Investor B	Investor C	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[3]	None

Redemption Fee (as a percentage of amount
redeemed or exchanged within 30 days)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a	Investor A	Investor B	Investor C	Institutional
percentage of the value of your investment)	Shares	Shares	Shares	Shares

Management Fee	0.99%	0.99%	0.99%	0.99%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.44%	0.50%	0.50%	0.46%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[4]	1.69%	2.50%	2.50%	1.46%

Fee Waivers and/or Expense Reimbursements[5]	—	—	—	—

Total Annual Fund Operating Expenses After
Fee Waivers and/or Expense Reimbursements[5]	1.69%	2.50%	2.50%	1.46%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no Initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

[5]	As described in the “Management of Funds” section of the Fund’s prospectus on pages 62-69, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.98% (for Investor A Shares), 2.75% (for Investor B and Investor C Shares) and 1.49% (for Institutional Shares) of average daily net assets until February 1, 2011. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$688	$1,030	$1,395	$2,418

Investor B Shares	$703	$1,129	$1,531	$2,637

Investor C Shares	$353	$ 779	$1,331	$2,836

Institutional Shares	$149	$ 462	$ 797	$1,746

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$253	$779	$1,331	$2,637

Investor C Shares	$253	$779	$1,331	$2,836

Portfolio Turnover:

International Opportunities pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 30% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in International Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
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  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  “New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.
4

Performance Information

The information shows you how International Opportunities’ performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the average annual total returns of each class of the Fund’s shares with those of the Standard & Poor’s (“S&P”) Global Ex-U.S. Broad Market Index (BMI) and the Morgan Stanley Capital International (MSCI) All Country World Index Ex-U.S. Effective January 1, 2010, the Fund uses the Morgan Stanley Capital International (MSCI) All Country World Index Ex-U.S. as its benchmark rather than the S&P Global Ex-U.S. Broad Market Index (BMI) because Fund management believes it is more representative of the industry standard benchmark for funds with similar strategies. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock International Opportunities Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 28.03% (quarter ended June 30, 2009) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Investor A
Return Before Taxes	29.39%	8.46%	7.19%
Return After Taxes on Distributions	29.27%	7.05%	6.48%
Return After Taxes on Distributions and Sale of Shares	19.57%	7.24%	6.30%

BlackRock International Opportunities Portfolio — Investor B
Return Before Taxes	30.95%	8.50%	7.13%

BlackRock International Opportunities Portfolio — Investor C
Return Before Taxes	34.53%	8.81%	6.98%

BlackRock International Opportunities Portfolio — Institutional
Return Before Taxes	36.88%	9.98%	8.19%

S&P Global Ex-U.S. Broad Market Index (BMI)
(Reflects no deduction for fees, expenses or taxes)	44.71%	6.65%	3.91%

Morgan Stanley Capital International (MSCI) All Country World Index Ex-U.S.
(Reflects no deduction for fees, expenses or taxes)	41.45%	5.83%	2.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

5

Investment Manager

International Opportunities’ investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited. Where applicable, BlackRock refers also to the Fund’s sub-adviser.

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title

Thomas Callan, CFA	1999	Managing Director of BlackRock, Inc.

Michael Carey, CFA	2002	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (the “NYSE” or “Exchange”) is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Investor A and Investor C Shares	Investor B Shares	Institutional Shares

Minimum	$1,000 for all accounts	Available only through	$2 million for institutions
Initial	except:	exchanges and dividend	and individuals.
Investment	•$250 for certain fee-	reinvestments by current	Institutional Shares are
	based programs.	holders and for purchase	available to clients of
	•100 for retirement plans.	by certain qualified	registered investment
	•$50, if establishing	employee benefit plans.	advisors who have
	Automatic Investment		$250,000 invested in
	Plan (“AIP”).		the Fund.

Minimum	$50 for all accounts except	N/A	No subsequent minimum
Additional	certain retirement plans
Investment	and programs may have a
lower minimum

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-05742 © BlackRock Advisors, LLC SPRO-IO-0110

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock FundsSM BlackRock International Opportunities Portfolio Service Shares SUMMARY PROSPECTUS | JANUARY 29, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	BlackRock International Opportunities Portfolio Ticker Symbol

Service Shares	BRESX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Summary Prospectus

Key Facts About BlackRock International Opportunities Portfolio

Investment Objective

The investment objective of BlackRock International Opportunities Portfolio (“International Opportunities” or the “Fund”), one portfolio of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Services Shares of International Opportunities.

Shareholder Fees	Service Shares
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)	2.00%

Annual Fund Operating Expenses	Service Shares
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.51%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[1]	1.76%

Fee Waivers and/or Expense Reimbursements[2]	—

Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[2]	1.76%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

[2]	As described in the “Management of the Fund” section of the Fund’s prospectus on pages 40-46, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.80% of average daily net assets until February 1, 2011. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$179	$554	$954	$2,073

2

Portfolio Turnover:

International Opportunities pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 30% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in International Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

3

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  “New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

4

Performance Information

The information shows you how International Opportunities’ performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to those of the Standard & Poor’s (“S&P”) Global Ex-U.S. Broad Market Index (BMI) and the Morgan Stanley Capital International (MSCI) All Country World Index Ex-U.S. Effective January 1, 2010, the Fund uses the Morgan Stanley Capital International (MSCI) All Country World Index Ex-U.S. as its benchmark rather than the S&P Global Ex-U.S. Broad Market Index (BMI) because Fund management believes it is more representative of the industry standard benchmark for funds with similar strategies. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Service Shares
ANNUAL TOTAL RETURNS
BlackRock International Opportunities Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 28.04% (quarter ended June 30, 2009) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Service
Return Before Taxes	36.52%	9.65%	7.85%
Return After Taxes on Distributions	36.41%	8.15%	7.09%
Return After Taxes on Distributions and Sale of Shares	1.39%	8.22%	6.86%

S&P Global Ex-U.S. Broad Market Index (BMI)
(Reflects no deduction for fees, expenses or taxes)	44.71%	6.65%	3.91%

Morgan Stanley Capital International (MSCI) All Country World Index Ex-U.S
(Reflects no deduction for fees, expenses or taxes)	41.45%	5.83%	2.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

5

Investment Manager

International Opportunities’ investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited. Where applicable, BlackRock refers also to the Fund’s sub-adviser.

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title

Thomas Callan, CFA	1999	Managing Director of BlackRock, Inc.

Michael Carey, CFA	2002	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange (the “NYSE” or “Exchange”) is open. You should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums for Service Shares generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Service Shares

Minimum Initial Investment	$5,000

Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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The Fund’s prospectus and statement of additional information, both dated January 29, 2010, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-05742 © BlackRock Advisors, LLC SPRO-IO-SVC-0110